CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities:
Net loss	$ (10,910)	$ (4,329)	$ (6,975)	$ (2,741)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Gain on equity interest in Cogent			(190)
Equity in earnings of unconsolidated affiliates			71
Stock-based compensation expense	470	643	853	445
Depreciation	917	813	1,563	1,085
Amortization and impairments of intangible assets	1,358	1,522	1,803	3,638
Impairment of goodwill	9,000
Amortization of capitalized development cost	524	334	260	113
Impairment of capitalized development cost	385		202
Provision for bad debt	842	941	654	1,219
Deferred income tax benefit	(61)	(51)	(132)	(36)
Gain on debt restructuring				(5)
Prepaid income tax	(1)
Loss on sale of assets	17
Changes in assets and liabilities:
Accounts receivable	382	1,115	244	(1,934)
Prepaid expenses and other assets	81	(54)	309	217
Accounts payable and accrued expenses	(788)	(146)	784	625
Deferred revenue	(555)	(687)	(138)	270
Income taxes payable	(6)	(6)	163
Net cash provided by (used in) operating activities	1,655	95	(529)	2,896
Cash Flows from Investing Activities:
Business acquisition, net of cash acquired			(440)
Purchases of property and equipment	(505)	(421)	(730)	(685)
Capitalized software expenditures	(2,941)	(749)	(600)	(1,294)
Payments for (proceeds from) equity investments	8	(685)	(750)	(275)
Net cash used in investing activities	(3,438)	(1,855)	(2,520)	(2,254)
Cash Flows from Financing Activities:
Proceeds from stock issuance	1,901			6,000
Purchases of treasury stock		(56)	(56)
Financing fees				(25)
Proceeds from debt and credit arrangements	19,043	13,915	20,541	8,418
Payments of debt and credit arrangements	(17,615)	(12,136)	(17,257)	(15,076)
Payments under capital lease obligations	(360)	(122)	(189)	(64)
Non-controlling Interest	(9)		(172)
Net cash provided by (used in) financing activities	2,960	1,601	2,867	(747)
Net effect of exchange rate changes on cash and cash equivalents	(20)	47	(66)	(22)
Net increase (decrease) in cash and cash equivalents	1,157	(112)	(248)	(127)
Cash and cash equivalents, beginning of period	244	492	492	619
Cash and cash equivalents, end of period	1,401	380	244	492
Supplemental cash flow information:
Cash paid for interest	296	57	94	210
Cash paid for taxes		128	128	442
Supplemental disclosure of non-cash transactions:
Property and equipment acquired under capital lease	$ 1,317	$ 144	$ 144	$ 425